Commitments and Contingencies - Summary of Right of Use Lease Assets (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 5,959
2023	13,464
2024	12,600
2025	11,456
2026	11,396
Thereafter	16,734
Total payments	71,609
Less: imputed interest	(18,932)
Less: foreign exchange (gain)/loss	4,730
Total	57,407
2022	5,548
2023	6,320
2024	6,000
2025	6,000
2026	6,000
Thereafter	6,000
Total payments	35,868
Total	$ 35,868